ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 19.6%
	CLO — 19.6%
1,500,000	Allegro CLO XV Ltd. Series 1A D1AR(a),(b)	TSFR3M + 3.000%	7.3110	04/20/38	$ 1,473,141
2,000,000	Apidos CLO XV Series 2013-15A DRR(a),(b)	TSFR3M + 2.962%	7.2310	04/20/31	1,988,918
1,000,000	Battalion Clo 17 Ltd. Series 17A CR(a),(b)	TSFR3M + 2.250%	6.5190	03/09/34	999,981
2,000,000	CARLYLE US CLO 2018-2 Ltd. Series 2018-2A C(a),(b)	TSFR3M + 3.162%	7.4180	10/15/31	1,998,414
1,500,000	Dryden 109 CLO Ltd. Series 109A BR(a),(b)	TSFR3M + 1.570%	5.8260	04/15/38	1,490,141
1,500,000	Dryden 37 Senior Loan Fund Series 2015-37A ER(a),(b)	TSFR3M + 5.412%	9.6680	01/15/31	1,388,492
1,600,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	7.3680	04/15/31	1,595,029
1,000,000	ICG US Clo 2021-3 Ltd. Series 3A CR(a),(b)	TSFR3M + 2.100%	6.3690	10/20/34	994,026
1,500,000	Madison Park Funding XLV Ltd. Series 45A CRR(a),(b)	TSFR3M + 1.900%	6.1560	07/15/34	1,490,986
2,000,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	TSFR3M + 3.382%	7.6380	07/15/31	1,998,847
1,000,000	OCP CLO Ltd. Series 23A CR(a),(b)	TSFR3M + 1.700%	5.9820	01/17/37	985,928
1,000,000	Octagon Investment Partners 32 Ltd. Series 1A A2R3(a),(b)	TSFR3M + 1.600%	5.8560	10/31/37	994,468
1,000,000	Octagon Investment Partners 46 Ltd. Series 2A DR(a),(b)	TSFR3M + 3.562%	7.8180	07/15/36	995,463
2,150,000	OZLM XXIV Ltd. Series 24A C2(a),(b)	TSFR3M + 4.522%	8.7910	07/20/32	2,098,344
1,750,000	Shackleton 2014-V-R CLO Ltd. Series 2014-5RA D(a),(b)	TSFR3M + 3.412%	7.7140	05/07/31	1,743,214
1,000,000	TCW CLO 2017-1A Ltd. Series 1A A2R3(a),(b)	TSFR3M + 1.450%	5.7710	10/29/34	993,059
2,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	8.4380	07/15/32	1,977,263
1,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	8.9520	01/25/35	991,153
					26,196,867
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(c)
43,797	Alternative Loan Trust 2007-J1 Series 2007-J1 3A2(d)		4.0950	11/25/36	40,665
1,726,471	BCAP, LLC Trust 2007-AA2 Series 2007-AA2 21IO(e),(f)		0.4230	04/25/37	18,482
					59,147
	TOTAL ASSET BACKED SECURITIES (Cost $26,499,202)				26,256,014

	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4%
57,189	Fannie Mae Interest Strip Series 291 2(e)		8.0000	11/25/27	2,917
62,415	Fannie Mae Interest Strip Series 343 6(e)		5.0000	10/25/33	6,644
75,499	Fannie Mae Interest Strip Series 346 2(e)		5.5000	12/25/33	12,079
47,948	Fannie Mae Interest Strip Series 355 12(e),(f)		6.0000	07/25/34	5,854
255,777	Fannie Mae Interest Strip Series 364 2(e)		4.5000	09/25/35	35,490

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4% (Continued)
418,702	Fannie Mae Interest Strip Series 365 4(e)		5.0000	04/25/36	$ 62,328
113,836	Fannie Mae Interest Strip Series 384 28(e),(f)		6.0000	05/25/36	18,985
66,352	Fannie Mae Interest Strip Series 370 2(e)		6.0000	06/25/36	12,939
593,743	Fannie Mae Interest Strip Series 378 4(e)		5.0000	07/25/36	102,997
441,620	Fannie Mae Interest Strip Series 371 2(e)		6.5000	07/25/36	84,678
110,572	Fannie Mae Interest Strip Series 377 2(e)		5.0000	10/25/36	18,664
1,296,663	Fannie Mae Interest Strip Series 395 7(e)		5.5000	11/25/36	241,096
69,706	Fannie Mae Interest Strip Series 383 20(e)		5.5000	07/25/37	10,992
345,084	Fannie Mae Interest Strip Series 385 3(e)		5.0000	01/25/38	54,154
385,421	Fannie Mae Interest Strip Series 407 40(e)		6.0000	01/25/38	76,186
692,898	Fannie Mae Interest Strip Series 398 C9(e)		6.0000	05/25/39	193,565
200,666	Fannie Mae Interest Strip Series 396 2(e)		4.5000	06/25/39	28,338
288,843	Fannie Mae Interest Strip Series 399 2(e)		5.5000	11/25/39	59,237
817,075	Fannie Mae Interest Strip Series 408 C4(e)		5.5000	11/25/40	146,722
309,501	Fannie Mae Interest Strip Series 409 C18(e)		4.0000	04/25/42	58,304
42,834	Fannie Mae REMICS Series 2001-32 SA(b),(e)	SOFR30A + 7.836%	3.4820	07/25/31	2,441
325,208	Fannie Mae REMICS Series 2003-7 SN(b),(e)	SOFR30A + 7.636%	3.2820	02/25/33	42,635
87,243	Fannie Mae REMICS Series 2003-43 IY(e)		6.0000	05/25/33	11,574
158,069	Fannie Mae REMICS Series 2004-62 TP(b),(e)	SOFR30A + 37.870%	5.5000	07/25/33	18,274
201,383	Fannie Mae REMICS Series 2004-70 XJ(b),(e)		5.0000	10/25/34	28,166
147,376	Fannie Mae REMICS Series 2004-91 DS(b),(e)	SOFR30A + 6.536%	2.1820	12/25/34	14,705
49,619	Fannie Mae REMICS Series 2005-87 SE(b),(e)	SOFR30A + 5.936%	1.5820	10/25/35	4,329
85,907	Fannie Mae REMICS Series 2005-89 S(b),(e)	SOFR30A + 6.586%	2.2320	10/25/35	7,415
128,528	Fannie Mae REMICS Series 2007-28 LS(b),(e)	SOFR30A + 6.511%	2.1570	01/25/36	14,284
16,662	Fannie Mae REMICS Series 2006-8 WN(b),(e)	SOFR30A + 6.586%	2.2320	03/25/36	1,634
34,981	Fannie Mae REMICS Series 2006-8 HL(b),(e)	SOFR30A + 6.586%	2.2320	03/25/36	3,759
1,089,713	Fannie Mae REMICS Series 2007-18 BF(b),(e)	SOFR30A + 0.494%	4.8480	04/25/36	103,604
1,109,990	Fannie Mae REMICS Series 2007-28 CF(b),(e)	SOFR30A + 0.504%	4.8580	07/25/36	125,517
96,953	Fannie Mae REMICS Series 2006-101 SA(b),(e)	SOFR30A + 6.466%	2.1120	10/25/36	11,443
95,464	Fannie Mae REMICS Series 2006-116 S(b),(e)	SOFR30A + 6.486%	2.1320	12/25/36	9,329
41,194	Fannie Mae REMICS Series 2006-125 SM(b),(e)	SOFR30A + 7.086%	2.7320	01/25/37	4,627
165,649	Fannie Mae REMICS Series 2007-36 SN(b),(e)	SOFR30A + 6.656%	2.3020	04/25/37	20,051
597,000	Fannie Mae REMICS Series 2007-55 S(b),(e)	SOFR30A + 6.646%	2.2920	06/25/37	24,999
72,741	Fannie Mae REMICS Series 2007-72 EK(b),(e)	SOFR30A + 6.286%	1.9320	07/25/37	7,834

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4% (Continued)
74,681	Fannie Mae REMICS Series 2007-66 AS(b),(e)	SOFR30A + 6.486%	2.1320	07/25/37	$ 6,997
511,397	Fannie Mae REMICS Series 2007-88 MI(b),(e)	SOFR30A + 6.406%	2.0520	09/25/37	46,424
73,308	Fannie Mae REMICS Series 2007-106 SN(b),(e)	SOFR30A + 6.296%	1.9420	11/25/37	7,386
157,262	Fannie Mae REMICS Series 2007-109 DI(b),(e)	SOFR30A + 6.286%	1.9320	12/25/37	18,887
219,240	Fannie Mae REMICS Series 2007-117 SM(b),(e)	SOFR30A + 6.186%	1.8320	01/25/38	22,531
4,080,092	Fannie Mae REMICS Series 2010-89 AI(b),(e)	SOFR30A + 6.336%	0.1500	02/25/38	13,445
3,731	Fannie Mae REMICS Series 2008-24 SP(b)	SOFR30A + 22.864%	6.9000	02/25/38	3,766
1,418,766	Fannie Mae REMICS Series 2008-58 SE(b),(e)	SOFR30A + 5.886%	1.5320	07/25/38	144,160
238,418	Fannie Mae REMICS Series 2009-66 SH(b),(e)	SOFR30A + 5.936%	1.5820	09/25/39	15,085
77,126	Fannie Mae REMICS Series 2009-112 ST(b),(e)	SOFR30A + 6.136%	1.7820	01/25/40	8,048
66,785	Fannie Mae REMICS Series 2010-126 UI(e)		5.5000	10/25/40	6,680
218,457	Fannie Mae REMICS Series 2010-130 HI(e)		6.0000	11/25/40	41,690
300,482	Fannie Mae REMICS Series 2010-139 SA(b),(e)	SOFR30A + 5.916%	1.5620	12/25/40	33,566
57,682	Fannie Mae REMICS Series 2011-11 PI(e)		4.0000	03/25/41	6,651
198,019	Fannie Mae REMICS Series 2017-87 KI(e)		5.0000	06/25/41	26,352
296,554	Fannie Mae REMICS Series 2011-96 SA(b),(e)	SOFR30A + 6.436%	2.0820	10/25/41	24,962
1,737,147	Fannie Mae REMICS Series 2012-30 CI(e)		5.0000	10/25/41	179,254
1,255,121	Fannie Mae REMICS Series 2011-122 DS(b),(e)	SOFR30A + 6.406%	2.0520	12/25/41	187,234
416,020	Fannie Mae REMICS Series 2012-68 NS(b),(e)	SOFR30A + 6.586%	2.2320	03/25/42	21,590
669,269	Fannie Mae REMICS Series 2012-89 SA(b),(e)	SOFR30A + 5.436%	1.0820	08/25/42	56,999
1,152,408	Fannie Mae REMICS Series 2012-103 TI(e)		5.0000	09/25/42	192,054
74,448	Fannie Mae REMICS Series 2014-68 IB(e)		4.5000	02/25/43	8,115
244,882	Fannie Mae REMICS Series 2013-103 JS(b),(e)	SOFR30A + 5.886%	1.5320	10/25/43	25,049
274,742	Fannie Mae REMICS Series 2014-38 QI(e)		5.5000	12/25/43	41,912
892,781	Fannie Mae REMICS Series 2014-87 MS(b),(e)	SOFR30A + 6.136%	1.7820	01/25/45	96,816
180,263	Fannie Mae REMICS Series 2015-33 OI(e)		5.0000	06/25/45	20,681
365,275	Fannie Mae REMICS Series 2016-39 LS(b),(e)	SOFR30A + 5.886%	1.5320	07/25/46	44,218
1,243,165	Fannie Mae REMICS Series 2017-97 SW(b),(e)	SOFR30A + 6.086%	1.7320	12/25/47	157,647
856,844	Fannie Mae REMICS Series 2017-108 SA(b),(e)	SOFR30A + 6.036%	1.6820	01/25/48	106,050
2,432,881	Fannie Mae REMICS Series 2018-54 SA(b),(e)	SOFR30A + 6.136%	1.7820	08/25/48	248,794
382,678	Fannie Mae REMICS Series 2018-58 IO(e)		5.5000	08/25/48	57,239
102,489	Fannie Mae REMICS Series 2018-74 MI(e)		4.5000	10/25/48	20,102
363,000	Fannie Mae REMICS Series 2019-41 SB(b),(e)	SOFR30A + 5.936%	1.5820	08/25/49	45,454
983,622	Fannie Mae REMICS Series 2020-10 S(b),(e)	SOFR30A + 5.936%	1.5820	05/25/59	115,772

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4% (Continued)
64,369	Freddie Mac REMICS Series 2367 SG(b),(e)	SOFR30A + 7.766%	3.4210	06/15/31	$ 6,314
686,509	Freddie Mac REMICS Series 5112 IB(e)		6.5000	05/15/32	77,821
55,564	Freddie Mac REMICS Series 2444 TI(b),(e)		6.5000	05/15/32	6,517
154,793	Freddie Mac REMICS Series 2463 SB(b),(e)	SOFR30A + 7.886%	3.5410	06/15/32	14,925
20,822	Freddie Mac REMICS Series 2524 SX(b),(e)	SOFR30A + 7.786%	3.4410	11/15/32	2,122
35,519	Freddie Mac REMICS Series 2616 SC(b),(e)	SOFR30A + 7.886%	3.5410	12/15/32	3,095
444,305	Freddie Mac REMICS Series 2802 SI(b),(e)	SOFR30A + 5.886%	1.5410	05/15/34	34,260
208,801	Freddie Mac REMICS Series 2980 SL(b),(e)	SOFR30A + 6.586%	2.2410	11/15/34	20,764
216,546	Freddie Mac REMICS Series 2950 SN(b),(e)	SOFR30A + 5.936%	1.5910	03/15/35	11,894
613,127	Freddie Mac REMICS Series 3055 MS(b),(e)	SOFR30A + 6.486%	2.1410	10/15/35	68,101
42,816	Freddie Mac REMICS Series 3117 JS(b),(e)	SOFR30A + 6.586%	2.2410	02/15/36	4,412
162,857	Freddie Mac REMICS Series 3149 SM(b),(e)	SOFR30A + 6.536%	2.1910	05/15/36	15,411
78,882	Freddie Mac REMICS Series 3239 SI(b),(e)	SOFR30A + 6.536%	2.1910	11/15/36	8,856
174,228	Freddie Mac REMICS Series 3303 SG(b),(e)	SOFR30A + 5.986%	1.6410	04/15/37	16,860
168,864	Freddie Mac REMICS Series 3355 BI(b),(e)	SOFR30A + 5.936%	1.5910	08/15/37	15,873
162,289	Freddie Mac REMICS Series 3368 AI(b),(e)	SOFR30A + 5.916%	1.5710	09/15/37	16,744
92,714	Freddie Mac REMICS Series 4340 TI(e)		5.5000	07/15/39	3,574
123,320	Freddie Mac REMICS Series 3572 VS(b),(e)	SOFR30A + 6.616%	2.2710	09/15/39	14,650
125,647	Freddie Mac REMICS Series 4451 DI(e)		3.5000	10/15/39	3,631
1,733,868	Freddie Mac REMICS Series 3652 CS(b),(e)	SOFR30A + 6.436%	2.0910	03/15/40	223,533
128,368	Freddie Mac REMICS Series 3758 S(b),(e)	SOFR30A + 5.916%	1.5710	11/15/40	11,928
331,868	Freddie Mac REMICS Series 3935 SH(b),(e)	SOFR30A + 6.486%	2.1410	12/15/40	5,938
102,250	Freddie Mac REMICS Series 4139 PO(g)		–	08/15/42	68,048
121,131	Freddie Mac REMICS Series 4091 TS(b),(e)	SOFR30A + 6.436%	2.0910	08/15/42	17,360
336,476	Freddie Mac REMICS Series 4471 JI(e)		4.5000	09/15/43	57,399
970,764	Freddie Mac REMICS Series 4995 KI(e)		5.5000	12/25/43	151,578
156,212	Freddie Mac REMICS Series 4456 IA(e)		4.0000	03/15/45	25,958
6,684,507	Freddie Mac REMICS Series 4583 TI(b),(e)	SOFR30A + 5.986%	0.1000	05/15/46	17,887
202,728	Freddie Mac REMICS Series 4583 ST(b),(e)	SOFR30A + 5.886%	1.5410	05/15/46	24,155
340,100	Freddie Mac REMICS Series 4618 SA(b),(e)	SOFR30A + 5.886%	1.5410	09/15/46	42,157
651,676	Freddie Mac REMICS Series 5007 SK(b),(e)	SOFR30A + 5.986%	1.6320	08/25/50	89,257
494,824	Freddie Mac REMICS Series 5136 IJ(e)		2.5000	02/25/51	59,715
810,721	Freddie Mac REMICS Series 5086 HI(e)		4.5000	03/25/51	180,035
901,835	Freddie Mac REMICS Series 5174 NI(e)		3.5000	12/25/51	159,730

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4% (Continued)
203,131	Freddie Mac REMICS Series 4291 MS(b),(e)	SOFR30A + 5.786%	1.4410	01/15/54	$ 23,208
77,805	Freddie Mac Strips Series 221 IO(e)		7.0000	03/15/32	11,975
2,741,647	Freddie Mac Strips Series 324 C17(e)		3.5000	12/15/33	244,926
210,096	Freddie Mac Strips Series 238 8(e)		5.0000	04/15/36	34,350
235,987	Freddie Mac Strips Series 240 IO(e)		5.5000	07/15/36	42,553
41,061	Freddie Mac Strips Series 239 IO(e)		6.0000	08/15/36	7,639
343,479	Freddie Mac Strips Series 247 24(e)		5.0000	09/15/36	51,225
584,111	Freddie Mac Strips Series 244 IO(e)		5.5000	12/15/36	85,565
283,499	Freddie Mac Strips Series 303 105(e),(f)		4.0000	01/15/43	39,033
1,020,336	Freddie Mac Strips Series 324 C24(e)		5.0000	12/15/43	212,217
581,927	Freddie Mac Strips Series 365 121(e),(f)		4.0000	10/15/47	83,225
543,669	Freddie Mac Strips Series 365 C10(e)		3.5000	06/15/49	111,357
892,571	Freddie Mac Strips Series 367 116(e),(f)		3.5000	06/15/50	133,658
464,049	Government National Mortgage Association Series 2021-78 QI(e)		5.0000	05/20/34	42,807
303,143	Government National Mortgage Association Series 2004-46 S(b),(e)	TSFR1M + 6.986%	2.6670	06/20/34	15,917
22,366	Government National Mortgage Association Series 2004-106 HW(b)	TSFR1M + 26.928%	5.3230	12/16/34	24,849
102,968	Government National Mortgage Association Series 2007-40 SW(b),(e)	TSFR1M + 4.066%	–	07/20/37	876
118,306	Government National Mortgage Association Series 2008-2 SM(b),(e)	TSFR1M + 6.386%	2.0650	01/16/38	11,301
69,122	Government National Mortgage Association Series 2008-6 SD(b),(e)	TSFR1M + 6.346%	2.0270	02/20/38	320
883,664	Government National Mortgage Association Series 2008-15 CI(b),(e)	TSFR1M + 6.376%	2.0570	02/20/38	26,730
107,428	Government National Mortgage Association Series 2008-27 SI(b),(e)	TSFR1M + 6.356%	2.0370	03/20/38	3,059
88,172	Government National Mortgage Association Series 2008-36 SB(b),(e)	TSFR1M + 6.156%	1.8370	04/20/38	371
135,973	Government National Mortgage Association Series 2008-51 SE(b),(e)	TSFR1M + 6.136%	1.8150	06/16/38	10,420
110,052	Government National Mortgage Association Series 2008-51 SC(b),(e)	TSFR1M + 6.136%	1.8170	06/20/38	7,850
53,051	Government National Mortgage Association Series 2008-95 DS(b),(e)	TSFR1M + 7.186%	2.8670	12/20/38	1,011
91,528	Government National Mortgage Association Series 2009-43 SA(b),(e)	TSFR1M + 5.836%	1.5170	06/20/39	4,208
3,269	Government National Mortgage Association Series 2010-19 SD(b),(e)	TSFR1M + 6.436%	2.1150	07/16/39	3
326,046	Government National Mortgage Association Series 2013-170 ID(e),(f)		3.1540	02/20/40	26,014
62,764	Government National Mortgage Association Series 2010-113 BS(b),(e)	TSFR1M + 5.886%	1.5670	09/20/40	7,778
971,377	Government National Mortgage Association Series 2010-133 SB(b),(e)	TSFR1M + 5.906%	1.5850	10/16/40	121,426
109,269	Government National Mortgage Association Series 2010-152 SA(b),(e)	TSFR1M + 5.936%	1.6150	11/16/40	12,843
225,206	Government National Mortgage Association Series 2012-77 DI(e)		4.0000	01/20/41	9,912
115,056	Government National Mortgage Association Series 2012-69 QI(e)		4.0000	03/16/41	12,243
281,832	Government National Mortgage Association Series 2011-148 SN(b),(e)	TSFR1M + 6.576%	2.2550	11/16/41	38,591

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4% (Continued)
913,063	Government National Mortgage Association Series 2013-4 ID(e)		5.5000	05/16/42	$ 166,945
777,774	Government National Mortgage Association Series 2012-126 IO(e)		3.5000	10/20/42	99,065
106,362	Government National Mortgage Association Series 2013-5 BI(e)		3.5000	01/20/43	17,267
159,033	Government National Mortgage Association Series 2013-53 OI(e)		3.5000	04/20/43	18,736
775,740	Government National Mortgage Association Series 2015-179 BI(e)		4.0000	08/20/43	49,202
77,718	Government National Mortgage Association Series 2013-181 SA(b),(e)	TSFR1M + 5.986%	1.6670	11/20/43	7,258
165,947	Government National Mortgage Association Series 2014-58 SA(b),(e)	TSFR1M + 5.986%	1.6670	04/20/44	19,598
290,567	Government National Mortgage Association Series 2014-91 SB(b),(e)	TSFR1M + 5.486%	1.1650	06/16/44	20,725
58,598	Government National Mortgage Association Series 2016-81 IM(e)		4.0000	10/20/44	3,344
1,244,175	Government National Mortgage Association Series 2014-146 EI(e)		5.0000	10/20/44	261,939
997,038	Government National Mortgage Association Series 2017-56 IE(e)		4.0000	11/20/44	81,311
476,329	Government National Mortgage Association Series 2019-22 SA(b),(e)	TSFR1M + 5.486%	1.1670	02/20/45	48,382
256,069	Government National Mortgage Association Series 2015-36 MI(e)		5.5000	03/20/45	40,676
411,094	Government National Mortgage Association Series 2015-64 SG(b),(e)	TSFR1M + 5.486%	1.1670	05/20/45	41,687
66,790	Government National Mortgage Association Series 2016-27 IA(e)		4.0000	06/20/45	8,649
202,147	Government National Mortgage Association Series 2017-99 DI(e)		4.0000	07/20/45	9,214
476,752	Government National Mortgage Association Series 2015-144 SA(b),(e)	TSFR1M + 6.086%	1.7670	10/20/45	61,892
277,294	Government National Mortgage Association Series 2016-84 IG(e)		4.5000	11/16/45	63,962
406,479	Government National Mortgage Association Series 2016-4 SM(b),(e)	TSFR1M + 5.536%	1.2170	01/20/46	35,134
171,765	Government National Mortgage Association Series 2016-9 SA(b),(e)	TSFR1M + 5.986%	1.6670	01/20/46	19,971
849,524	Government National Mortgage Association Series 2016-121 JS(b),(e)	TSFR1M + 5.986%	1.6670	09/20/46	113,893
171,347	Government National Mortgage Association Series 2016-145 UI(e)		3.5000	10/20/46	30,085
156,842	Government National Mortgage Association Series 2017-68 CI(e)		5.5000	05/16/47	29,459
278,885	Government National Mortgage Association Series 2018-8 IO(e)		4.0000	01/20/48	55,300
17,144,577	Government National Mortgage Association Series 2020-86 TK(b),(e)	TSFR1M + 6.086%	0.1500	08/20/48	87,252
160,030	Government National Mortgage Association Series 2018-120 JI(e)		5.5000	09/20/48	23,157
242,581	Government National Mortgage Association Series 2018-154 IT(e)		5.5000	10/20/48	44,562
433,916	Government National Mortgage Association Series 2019-6 SA(b),(e)	TSFR1M + 5.936%	1.6170	01/20/49	51,020
1,269,696	Government National Mortgage Association Series 2020-47 MI(e)		3.5000	04/20/50	244,360
600,092	Government National Mortgage Association Series 2020-167 NS(b),(e)	TSFR1M + 6.186%	1.8670	11/20/50	87,103
1,927,231	Government National Mortgage Association Series H16 CI(e),(f)		2.3170	10/20/69	79,317
					8,600,826
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,634,345)				8,600,826

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9%
	ASSET MANAGEMENT — 6.1%
250,000	Ares Capital Corporation		3.2500	07/15/25	$ 249,207
2,098,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	2,058,677
600,000	Blackstone Secured Lending Fund		3.6250	01/15/26	593,652
1,550,000	Charles Schwab Corporation (The)(f)	H15T5Y + 3.168%	4.0000	Perpetual	1,505,082
200,000	FS KKR Capital Corporation		3.4000	01/15/26	197,332
275,000	FS KKR Capital Corporation		2.6250	01/15/27	260,398
625,000	FS KKR Capital Corporation		3.2500	07/15/27	593,346
243,000	FS KKR Capital Corporation		3.1250	10/12/28	219,251
1,050,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.2500	05/15/26	1,047,211
750,000	UBS Group A.G.(a),(f)	H15T1Y + 1.550%	4.4880	05/12/26	749,861
431,000	UBS Group A.G.(a),(f)	SOFRRATE + 2.044%	2.1930	06/05/26	429,905
250,000	UBS Group A.G.(a),(f)	SOFRRATE + 3.340%	6.3730	07/15/26	250,705
					8,154,627
	AUTOMOTIVE — 11.1%
985,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	983,700
1,000,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	999,270
600,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	597,322
1,083,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,070,477
500,000	Ford Motor Credit Company, LLC		4.5420	08/01/26	491,928
375,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	360,462
812,000	Ford Motor Credit Company, LLC		4.1250	08/17/27	778,934
500,000	Ford Motor Credit Company, LLC		4.8500	11/20/29	479,424
500,000	Ford Motor Credit Company, LLC		6.2000	06/20/34	467,318
1,095,000	General Motors Financial Company, Inc.(f)	H15T1Y + 4.997%	5.7000	Perpetual	1,034,350
310,000	Harley-Davidson Financial Services, Inc.(a)		3.3500	06/08/25	309,207
723,000	Nissan Motor Acceptance Company, LLC		2.0000	03/09/26	699,523
2,262,000	Nissan Motor Acceptance Company, LLC(a)		1.8500	09/16/26	2,141,476
837,000	Nissan Motor Acceptance Company, LLC(a)		5.3000	09/13/27	820,671
1,050,000	Nissan Motor Acceptance Company, LLC(a)		2.7500	03/09/28	959,070
1,300,000	Nissan Motor Acceptance Corporation(a)		2.0000	03/09/26	1,257,787
500,000	Volkswagen Group of America Finance, LLC(a)		5.4000	03/20/26	502,251

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	AUTOMOTIVE — 11.1% (Continued)
500,000	Volkswagen Group of America Finance, LLC(a)		5.6500	09/12/28	$ 509,202
500,000	Volkswagen Group of America Finance, LLC(a)		4.7500	11/13/28	494,812
					14,957,184
	BANKING — 12.6%
550,000	ABN AMRO Bank N.V.(a)		4.7500	07/28/25	549,512
200,000	Barclays plc(f)	SOFRRATE + 2.714%	2.8520	05/07/26	199,904
250,000	Barclays plc(f)	H15T1Y + 2.300%	5.3040	08/09/26	250,132
500,000	Barclays plc		4.8360	05/09/28	498,782
1,002,000	BNP Paribas S.A.(a)		4.3750	09/28/25	998,810
250,000	BNP Paribas S.A.(a),(f)	SOFRRATE + 2.074%	2.2190	06/09/26	249,274
1,300,000	BNP Paribas S.A.(a),(f)	H15T5Y + 3.196%	4.6250	Perpetual	1,231,676
1,500,000	Citigroup, Inc.(f)	H15T5Y + 3.417%	3.8750	Perpetual	1,462,587
761,000	Citizens Financial Group, Inc.(f)	H15T5Y + 3.215%	4.0000	Perpetual	716,290
500,000	Credit Agricole S.A.(a),(f)	SOFRRATE + 1.676%	1.9070	06/16/26	498,146
1,000,000	Credit Agricole S.A.(f)	H15T5Y + 3.237%	4.7500	Perpetual	906,787
1,000,000	Deutsche Bank A.G.(f)	H15T5Y + 4.524%	6.0000	Perpetual	981,660
1,000,000	First Citizens BancShares, Inc.(a),(f)	TSFR3M + 4.234%	8.5330	Perpetual	1,017,560
1,000,000	KeyBank NA		6.9500	02/01/28	1,055,238
440,000	KeyCorporation(f)	US0003M + 3.606%	5.0000	Perpetual	426,305
200,000	Lloyds Banking Group plc		4.5820	12/10/25	199,497
1,103,000	M&T Bank Corporation(f)	H15T5Y + 2.679%	3.5000	Perpetual	1,012,044
500,000	Manufacturers & Traders Trust Company		4.6500	01/27/26	499,724
625,000	PNC Financial Services Group, Inc. (The)(f)	H15T5Y + 2.595%	3.4000	Perpetual	589,644
352,000	Royal Bank of Canada(f)	SOFRRATE + 7.450%	8.5000	02/28/39	362,887
175,000	Societe Generale S.A.(a)		4.7500	11/24/25	174,617
525,000	Societe Generale S.A.(a)		4.2500	08/19/26	520,544
500,000	Societe Generale S.A.(a),(f)	H15T1Y + 1.300%	2.7970	01/19/28	482,292
1,000,000	Societe Generale S.A.(f)	H15T5Y + 4.514%	5.3750	Perpetual	875,655
1,000,000	Wells Fargo & Company(f)	H15T5Y + 3.453%	3.9000	Perpetual	982,525
					16,742,092
	BIOTECH & PHARMA — 2.5%
1,113,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	1,077,274

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	BIOTECH & PHARMA — 2.5% (Continued)
1,800,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	$ 1,768,692
500,000	Teva Pharmaceutical Finance Netherlands III BV		6.7500	03/01/28	511,989
					3,357,955
	COMMERCIAL SUPPORT SERVICES — 0.7%
1,000,000	Aramark Services, Inc.(a)		5.0000	02/01/28	983,435

	ELECTRIC UTILITIES — 4.1%
1,000,000	American Electric Power Company, Inc.(f)	H15T5Y + 2.675%	3.8750	02/15/62	941,869
1,110,000	CenterPoint Energy, Inc.(f)	H15T5Y + 3.254%	7.0000	02/15/55	1,136,435
2,000,000	Electricite de France S.A.(a),(f)	H15T5Y + 5.411%	9.1250	Perpetual	2,241,950
1,250,000	Southern Company (The)(f)	H15T5Y + 2.915%	3.7500	09/15/51	1,212,200
					5,532,454
	ENTERTAINMENT CONTENT — 0.1%
125,000	Warner Media, LLC		2.9500	07/15/26	121,350

	HEALTH CARE FACILITIES & SERVICES — 0.6%
813,000	Charles River Laboratories International, Inc.(a)		4.2500	05/01/28	773,472

	INSTITUTIONAL FINANCIAL SERVICES — 1.9%
1,669,000	Bank of New York Mellon Corporation (The) Series H(f)	H15T5Y + 3.352%	3.7000	Perpetual	1,634,869
1,000,000	Goldman Sachs Group, Inc. (The)(f)	H15T5Y + 2.915%	3.6500	Perpetual	958,355
					2,593,224
	INSURANCE — 0.2%
250,000	Athene Global Funding(a)		2.9500	11/12/26	244,271

	LEISURE FACILITIES & SERVICES — 5.7%
577,000	Boyd Gaming Corporation		4.7500	12/01/27	566,020
587,000	Caesars Entertainment, Inc.(a)		4.6250	10/15/29	542,472
1,000,000	Carnival Corporation(a)		4.0000	08/01/28	954,445
265,000	International Game Technology plc(a)		4.1250	04/15/26	262,358
837,000	International Game Technology plc(a)		6.2500	01/15/27	841,378
500,000	International Game Technology plc(a)		5.2500	01/15/29	489,328
800,000	Las Vegas Sands Corporation		2.9000	06/25/25	796,887
1,134,000	Penn Entertainment Inc(a)		5.6250	01/15/27	1,117,144

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	LEISURE FACILITIES & SERVICES — 5.7% (Continued)
500,000	Scientific Games International, Inc.(a)		7.0000	05/15/28	$ 500,558
262,000	Scientific Games International, Inc.(a)		7.2500	11/15/29	267,018
1,300,000	Station Casinos, LLC(a)		4.5000	02/15/28	1,255,359
					7,592,967
	OIL & GAS PRODUCERS — 3.0%
4,046,000	Energy Transfer, L.P.(f)	H15T5Y + 5.694%	6.5000	Perpetual	4,030,072

	REAL ESTATE INVESTMENT TRUSTS — 1.4%
1,250,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.3750	04/15/26	1,247,904
166,000	MGM Growth Properties Operating Partnership, L.P.		5.7500	02/01/27	167,823
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.2500	12/01/26	495,329
					1,911,056
	RETAIL - DISCRETIONARY — 1.2%
1,605,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,594,153

	SPECIALTY FINANCE — 6.5%
375,000	AerCap Global Aviation Trust(a),(f)	TSFR3M + 4.300%	6.5000	06/15/45	375,653
2,226,000	Air Lease Corporation(f)	H15T5Y + 4.076%	4.6500	Perpetual	2,161,508
500,000	Ally Financial, Inc.		5.7500	11/20/25	500,704
250,000	Ally Financial, Inc.		6.0000	07/15/29	250,643
1,505,000	Ally Financial, Inc. Series B(f)	H15T5Y + 3.868%	4.7000	Perpetual	1,387,430
650,000	Aviation Capital Group, LLC(a)		4.8750	10/01/25	649,396
250,000	Aviation Capital Group, LLC(a)		1.9500	01/30/26	244,339
790,000	Capital One Financial Corporation(f)	H15T5Y + 3.157%	3.9500	Perpetual	753,167
922,000	Discover Financial Services Series C(f)	US0003M + 3.076%	5.5000	Perpetual	884,220
500,000	ILFC E-Capital Trust I(a),(f)	TSFR3M + 1.812%	6.1170	12/21/65	404,519
135,000	OneMain Finance Corporation		3.5000	01/15/27	129,353
750,000	Synchrony Financial		4.5000	07/23/25	748,812
250,000	Synchrony Financial		3.7000	08/04/26	244,736
					8,734,480
	TRANSPORTATION & LOGISTICS — 1.2%
1,173,000	Air Canada(a)		3.8750	08/15/26	1,151,486
380,000	United Airlines, Inc.(a)		4.3750	04/15/26	374,685

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	TRANSPORTATION & LOGISTICS — 1.2% (Continued)
					$ 1,526,171
	TOTAL CORPORATE BONDS (Cost $78,878,791)				78,848,963

	TERM LOANS — 10.9%
	COMMERCIAL SUPPORT SERVICES — 1.8%
876,858	Aramark Services, Inc.(b)	TSFR1M + 2.000%	6.3250	04/06/28	880,036
1,481,250	Aramark Services, Inc.(b)	TSFR1M + 2.000%	6.3110	06/24/30	1,483,561
					2,363,597
	LEISURE FACILITIES & SERVICES — 2.6%
990,019	Restaurant Brands(b)	TSFR1M + 1.750%	6.0720	09/23/30	982,208
990,000	Caesars Entertainment, Inc.(b)	TSFR3M + 2.250%	6.4730	02/06/31	976,388
990,656	Light & Wonder International, Inc.(b)	TSFR1M + 2.250%	6.5660	04/16/29	991,071
498,721	Penn Entertainment, Inc.(b)	TSFR1M + 2.500%	6.8220	05/03/29	497,819
					3,447,486
	RETAIL - DISCRETIONARY — 1.4%
1,947,352	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	7.5720	01/16/32	1,908,892

	SEMICONDUCTORS — 0.8%
1,109,442	MKS Instruments, Inc.(b)	TSFR1M + 2.000%	6.3230	08/17/29	1,104,172

	SOFTWARE — 0.8%
1,212,500	Sunshine Software Merger Sub, Inc.(b)	TSFR3M + 3.865%	8.1860	09/21/28	1,079,125

	TRANSPORTATION & LOGISTICS — 3.5%
1,150,000	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 5.012%	6.5430	04/20/28	1,128,179
1,980,000	Air Canada(b)	TSFR1M + 2.000%	6.3230	03/21/31	1,960,407
1,661,608	United Airlines, Inc.(b)	TSFR3M + 2.000%	6.2750	02/24/31	1,659,797
					4,748,383
	TOTAL TERM LOANS (Cost $14,952,245)				14,651,655

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 2.2%
	U.S. TREASURY BILLS — 2.2%
3,000,000	United States Treasury Bill(g)		4.200	09/11/25	$ 2,954,434

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,955,018)				2,954,434

	TOTAL INVESTMENTS - 98.0% (Cost $135,919,601)				$ 131,311,892
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%				2,703,421
	NET ASSETS - 100.0%				$ 134,015,313

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(h)	Value and Unrealized Appreciation
15	CBOT 10 Year US Treasury Note	Interactive Broker	06/19/2025	$ 1,683,281	$ 37,734
15	CBOT 5 Year US Treasury Note	Interactive Broker	07/01/2025	1,637,930	34,102
15	CBOT US Treasury Bond	Interactive Broker	06/19/2025	1,749,375	10,312
	TOTAL FUTURES CONTRACTS				$ 82,148

CLO	- Collateralized Loan Obligations
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 months
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the total market value of 144A securities is $ 54,512,840 or 40.7% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2025.
(e)	Interest only securities.
(f)	Variable rate security; the rate shown represents the rate on April 30, 2025.
(g)	Zero coupon bond.
(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.